SEGMENT INFORMATION - Additional Information (Detail) - segment	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
SEGMENT INFORMATION
Number of reportable segments	6	5	4
Number of additional reportable segment		1